Joint operations (Tables)	12 Months Ended
Dec. 31, 2018
Contract where entity not operator [Member]
Disclosure of joint operations [line items]
Disclosure of interests in joint arrangements [text block]
30.1	Contracts in which Ecopetrol is not the operator

Partners	Contract	Type	% Participation	Geographic area of operations
	Chipirón		30 – 40%
Occidental Andina LLC	Harvest	Production	30%	Colombia
	Cravo Norte		50%
	Rondón		50%
Chevron Petroleum Group	Guajira	Production	57%	Colombia
Mansarovar Energy Colombia Ltd	Nare	Production	50%	Colombia
Frontera Energy Colombia Corp	Quifa	Production	40%	Colombia
Equion Energy Limited	Piedemonte	Production	50%	Colombia
	Casanare		64%
	Corocora		56%
Perenco Colombia Limited	Estero	Production	89%	Colombia
	Garcero		76%
	Orocúe		63%
ONGC Videsh Limited	RC–10 Caribbean Round	Exploration	50%	North Caribbean Offshore
Petrobras, Repsol & Statoil	Tayrona	Exploration	30%	North Caribbean Offshore
Repsol & Statoil	TEA GUA OFF–1	Exploration	50%	North Caribbean Offshore
Anadarko	Fuerte Norte	Exploration	50%	North Caribbean Offshore
Shell	Deep Rydberg/Aleatico	Exploration	29%	Gulf of Mexico
Repsol – Leon	Leon	Exploration	40%	Gulf of Mexico
Noble Energy	Gunflint	Production	32%	Gulf of Mexico
Murphy Oil	Dalmatian	Production	30%	Gulf of Mexico
Anadarko	K2	Production	21%	Gulf of Mexico
Equion Energia Limited	Niscota	Production	20%	Colombia
CNOOC – British Petroleum	Pau Brasil	Exploration	20%	Brazil
Chevron	CE–M–715_R11	Exploration	50%	Brazil
PC Carigali Mexico Operations S.A. de C.V. (Petronas)	CNH-R02-L01-A6.CS/2017	Exploration	50%	Mexico
Petroleos Mexicanos (PEMEX)	CNH-R02-L01-A8.CS/2017	Exploration and production	50%	Mexico

Contract where Entity is operator [Member]
Disclosure of joint operations [line items]
Disclosure of interests in joint arrangements [text block]
30.2	Contracts in which Ecopetrol is the operator

Partners	Contract	Type	% Participation	Geographic area of operations
ExxonMobil Exploration Colombia	VMM29 CR2 C62	Exploration	50%	Colombia
Talisman Colombia Oil	CPO9	Exploration	55%	Colombia
ONGC Videsh Limited Colombia Branch	RC9	Exploration	50%	Colombia
CPVEN Sucursal Colombia	VMM32	Exploration	51%	Colombia
Shell Exploration and Production	CR4	Exploration	50%	Colombia
SK Innovation Co Ltd.	San Jacinto	Exploration	70%	Colombia
Repsol Exploración Colombia S.A.	Catleya	Exploration	50%	Colombia
Emerald Energy PLC Suc. Colombia	Cardon	Exploration	50%	Colombia
Talismán Colombia oil and gas Ltd.	CPO9 – Akacias	Production	55%	Colombia
Occidental Andina LLC	La Cira Infantas Teca	Production	62.1% 82%	Colombia Colombia
Ramshorn International Limited	Guariquies I	Production	50%	Colombia
Equion Energy Limited	Cusiana	Production	98%	Colombia
Perenco Oil And Gas	San Jacinto Rio Paez	Production	18%	Colombia
Cepsa Colombia	San Jacinto Rio Paez	Production	18%	Colombia
Total Colombia	Mundo Nuevo	Exploration	15%	Colombia
Talisman Oil & Gas	Mundo Nuevo	Exploration	15%	Colombia
Lewis	Clarinero	Exploration	50%	Colombia
Maurel & Prom Suramerica	CPO17	Exploration	50%	Colombia
Equion Energia Limited	Alto Magdalena Pipeline	OAM	45%	Colombia
Emerald Energy	Alto Magdalena Pipeline	OAM	45%	Colombia
Frontera Energy	Alto Magdalena Pipeline	OAM	45%	Colombia
ONGC Videsh Limited	Block RC–9 Contract– Caribbean Round No. 37–2007	Exploration	50%	Colombia
JX Nippon	FAZ–M–320_R11	Exploration	70%	Brazil
Ecopetrol	Potiguar	Exploration	100%	Brazil